SCHEDULE OF INVESTMENTS

Ivy Small Cap Core Fund (in thousands)	DECEMBER 31, 2020 (UNAUDITED)

COMMON STOCKS	Shares	Value
Communication Services

Interactive Media & Services – 2.3%
Groupon, Inc.(A)	184	$6,981
TripAdvisor, Inc.(A)	292	8,396
		15,377

Total Communication Services - 2.3%		15,377
Consumer Discretionary

Apparel Retail – 2.2%
American Eagle Outfitters, Inc.	399	8,011
Boot Barn Holdings, Inc.(A)	162	7,045
		15,056
Auto Parts & Equipment – 3.3%
Dana Holding Corp.	309	6,034
Visteon Corp.(A)	129	16,182
		22,216
Automotive Retail – 0.7%
Vroom, Inc.(A)	112	4,603

Footwear – 2.4%
Skechers USA, Inc.(A)	460	16,546

Home Improvement Retail – 1.2%
Beacon Roofing Supply, Inc.(A)	203	8,139

Homebuilding – 2.2%
TopBuild Corp.(A)	80	14,790

Restaurants – 1.0%
Brinker International, Inc.	121	6,854

Total Consumer Discretionary - 13.0%		88,204
Consumer Staples

Agricultural Products – 1.7%
Darling International, Inc.(A)	202	11,637

Packaged Foods & Meats – 1.8%
TreeHouse Foods, Inc.(A)	278	11,804

Total Consumer Staples - 3.5%		23,441
Energy

Oil & Gas Equipment & Services – 0.6%
TechnipFMC plc(A)	412	3,876

Oil & Gas Exploration & Production – 2.2%
Magnolia Oil & Gas Corp.(A)	641	4,524
Parsley Energy, Inc., Class A	749	10,640
		15,164

Total Energy - 2.8%		19,040
Financials

Consumer Finance – 1.2%
Encore Capital Group, Inc.(A)	209	8,122

Financial Exchanges & Data – 0.7%
Morningstar, Inc.	22	5,140

Investment Banking & Brokerage – 2.1%
LPL Investment Holdings, Inc.	137	14,227

Multi-Line Insurance – 1.2%
Kemper Corp.	103	7,876

Property & Casualty Insurance – 1.2%
Palomar Holdings, Inc.(A)	93	8,276

Regional Banks – 7.9%
First Horizon Corp.	717	9,149
Pinnacle Financial Partners, Inc.	110	7,108
TCF Financial Corp.	563	20,850
Webster Financial Corp.	386	16,269
		53,376
Thrifts & Mortgage Finance – 2.1%
Essent Group Ltd.	328	14,178

Total Financials - 16.4%		111,195
Health Care

Biotechnology – 3.2%
ChemoCentryx, Inc.(A)	63	3,907
Halozyme Therapeutics, Inc.(A)	317	13,558
Insmed, Inc.(A)	127	4,229
		21,694

Health Care Equipment – 3.6%
Cantel Medical Corp.	95	7,483
Envista Holdings Corp.(A)	502	16,928
		24,411
Health Care Facilities – 2.8%
Encompass Health Corp.	229	18,976

Health Care Services – 1.4%
Chemed Corp.	18	9,468

Health Care Supplies – 2.2%
Haemonetics Corp.(A)	56	6,634
SI-BONE, Inc.(A)	285	8,529
		15,163
Health Care Technology – 1.1%
Change Healthcare, Inc.(A)	407	7,594

Managed Health Care – 1.3%
HealthEquity, Inc.(A)	121	8,418

Total Health Care - 15.6%		105,724
Industrials

Agricultural & Farm Machinery – 1.7%
AGCO Corp.(A)	113	11,675

Construction & Engineering – 1.4%
Valmont Industries, Inc.	53	9,274

Electrical Components & Equipment – 4.3%
EnerSys	59	4,894
nVent Electric plc	591	13,757
Regal-Beloit Corp.	83	10,160
		28,811
Environmental & Facilities Services – 1.8%
Clean Harbors, Inc.(A)	162	12,359

Industrial Machinery – 1.0%
RBC Bearings, Inc.(A)	40	7,107

Marine – 0.5%
Kirby Corp.(A)	71	3,668

Research & Consulting Services – 1.7%
ICF International, Inc.	156	11,595

Trading Companies & Distributors – 2.6%
Triton International Ltd.	358	17,353

Trucking – 2.2%
Knight Transportation, Inc.	356	14,897

Total Industrials - 17.2%		116,739
Information Technology

Application Software – 5.6%
2U, Inc.(A)(B)	690	27,617
Q2 Holdings, Inc.(A)	83	10,493
		38,110
Data Processing & Outsourced Services – 1.9%
EVERTEC, Inc.	323	12,709

Electronic Components – 1.1%
Knowles Corp.(A)	413	7,609

Electronic Equipment & Instruments – 3.6%
Coherent, Inc.(A)	160	23,973

Internet Services & Infrastructure – 3.3%
Switch, Inc., Class A	1,381	22,602

Semiconductor Equipment – 1.9%
Brooks Automation, Inc.	188	12,789

Systems Software – 2.6%
Varonis Systems, Inc.(A)	108	17,672

Total Information Technology - 20.0%		135,464
Materials

Commodity Chemicals – 1.8%
Cabot Corp.	275	12,339

Diversified Chemicals – 1.1%
Huntsman Corp.	295	7,408

Specialty Chemicals – 3.0%
Element Solutions, Inc.	1,121	19,881

Steel – 1.0%
Warrior Met Coal, Inc.	315	6,708

Total Materials - 6.9%		46,336
Real Estate

Industrial REITs – 0.7%
STAG Industrial, Inc.	158	4,958

Retail REITs – 1.0%
Agree Realty Corp.	99	6,583

Total Real Estate - 1.7%		11,541

TOTAL COMMON STOCKS – 99.4%		$673,061
(Cost: $524,966)

SHORT-TERM SECURITIES
Money Market Funds(D) - 0.5%
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares, 0.030%(C)	3,181	3,181

State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.030%	395	395
		3,576

TOTAL SHORT-TERM SECURITIES – 0.5%		$3,576
(Cost: $3,576)

TOTAL INVESTMENT SECURITIES – 99.9%		$676,637
(Cost: $528,542)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.1%		465

NET ASSETS – 100.0%		$677,102

Notes to Schedule of Investments

(A) No dividends were paid during the preceding 12 months.

(B) All or a portion of securities with an aggregate value of $3,116 are on loan.

(C) Investment made with cash collateral received from securities on loan.

(D) Rate shown is the annualized 7-day yield at December 31, 2020.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2020:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$673,061	$—	$—
Short-Term Securities	3,576	—	—

Total	$676,637	$—	$—

The following acronym is used throughout this schedule:

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at December 31, 2020 and the related unrealized appreciation (depreciation) were as follows:

Cost	$528,542

Gross unrealized appreciation	152,893

Gross unrealized depreciation	(4,798)

Net unrealized appreciation	$148,095